Note 7 - Capital Stock (Details Textual) - CAD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Statement Line Items [Line Items]
Total number of shares issued	16,000,000	28,976,720
Weighted average share price	$ 0.10	$ 0.11
Proceeds from issuing shares	1,600,000
Payments for share issue costs	8,750	1,724
Financial liabilities reclassified into equity		1,448,836
Gain (loss) arising from difference between carrying amount of financial liability extinguished and consideration paid		(1,738,603)
Related party liabilities [member]
Statement Line Items [Line Items]
Financial liabilities reclassified into equity		$ 1,395,843